Related Party Transactions	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, former CEO, chairman of the Board and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Hermann Limited	Shareholder of the Company
6	Smart Bloom Global Limited	Shareholder of the Company, owned by Wu Zhihua

Amount due from related parties

Amount due from related parties consisted of the following for the periods indicated:

		As of March 31, 2026	As of September 30, 2025
Hermman Limited(1)	Prepayment for service provided by related parties	$453,650	$799,917
Total		$453,650	$799,917

(1)	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2026. For the six months ended March 31, 2026, the amortized expense amount is $346,267, and the remaining amount is $453,650.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

		As of March 31, 2026	As of September 30, 2025
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	$485,851	$418,727
Mrs. Qi Xiaoyu	Proceed of Interest-free loan from related parties	495,418	7,316
Total		$981,269	$426,043

Related party transactions

	For the six months ended March 31,
Nature	2026	2025
Proceed of Interest-free loan from related parties
Mrs. Qi Xiaoyu	$1,058,127	$—
Mr. Fuyunishiki Ryo	244,412	—
Total	$1,302,539	$—
	For the six months ended March 31,
Nature	2026	2025
Repayment to related parties
Ms. Wu Shunyu	$—	$105,601
Mr. Fuyunishiki Ryo	145,910	208,637
Mrs. Qi Xiaoyu	581,811	—
Total	$727,721	$314,238

	For the six months ended March 31,
Nature	2026	2025
Service provided by related parties
Hermann Limited(1)	$346,267	$342,988
Total	$346,267	$342,988

(1)	The company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2026. For the six months ended March 31, 2026, the amortized expense amount is $346,267, and the remaining amount is $453,650.

	For the six months ended March 31,
Nature	2026	2025
Stock-based compensation(1)
Wu Zhihua	$—	$1,209,000
Total	$—	$1,209,000

(1)	On November 7, 2024, a resolution of the directors of the Company was adopted to issue 5,000,000 Class B ordinary shares of par value US$0.00025 each (the New Shares) to WU Zhihua. Due to the fact that Class B shares are not tradable and the voting rights are different from those of Class A shares, the price per share of $0.2418 is based on the valuation report issued by appraisers.

	For the six months ended March 31,
Nature	2026	2025
Repurchase of Class A Shares by issuing Class B Shares
Smart Bloom Global Limited (Wu Zhihua)	$—	$500
Total	$—	$500